Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Summary of commitments and contingent liabilities	As at December 31, 2022, the Company had the following commitments:

	Total	Less than 1 year	1 - 3 years	3-5 years	More than 5 years

Lease commitments	$695	$130	$391	$174	$-